Summarize Information relating to Options Outstanding (Detail) - The Gold Fields Limited 2005 Share Plan - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Weighted average exercise price	$ 6.03	$ 7.89	$ 8.89	$ 12.53
Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Number of options	1,025,178	1,818,261	3,151,728	4,318,909
Outstanding SARS, Contractual life	10 months 2 days	1 year 5 months 23 days
Outstanding SARS, Weighted average exercise price	$ 6.03	$ 7.89
Stock Appreciation Rights | Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Price range, lower limit	3.97	5.19
Outstanding SARS, Price range, upper limit	$ 5.63	$ 7.35
Outstanding SARS, Number of options	448,296	580,833
Outstanding SARS, Contractual life	2 months 19 days	1 year 2 months 19 days
Outstanding SARS, Weighted average exercise price	$ 5.03	$ 6.56
Stock Appreciation Rights | Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Price range, lower limit	5.64	7.36
Outstanding SARS, Price range, upper limit	$ 7.28	$ 9.51
Outstanding SARS, Number of options	33,641	454,131
Outstanding SARS, Contractual life	7 months 6 days	3 months 29 days
Outstanding SARS, Weighted average exercise price	$ 5.86	$ 8.17
Stock Appreciation Rights | Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Price range, lower limit	7.29	9.52
Outstanding SARS, Price range, upper limit	$ 8.94	$ 11.68
Outstanding SARS, Number of options	531,720	769,159
Outstanding SARS, Contractual life	1 year 4 months 6 days	2 years 3 months 29 days
Outstanding SARS, Weighted average exercise price	$ 6.84	$ 8.94
Stock Appreciation Rights | Range Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Price range, lower limit	8.95	11.69
Outstanding SARS, Price range, upper limit	$ 10.60	$ 13.84
Outstanding SARS, Number of options	11,521	14,138
Outstanding SARS, Contractual life	2 years 4 days	3 years 4 days
Outstanding SARS, Weighted average exercise price	$ 7.84	$ 10.25